SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE (Details) - Stardust Power Inc And Subsidiary [Member] - USD ($)	3 Months Ended					4 Months Ended	10 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023
SAFE Note [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance beginning	$ 6,367,200	$ 5,520,100	$ 5,212,200	$ 2,000,000	$ 2,000,000
Issuance of notes			200,000	3,000,000		2,000,000	5,000,000
Change in fair value		847,100	107,900	212,200			212,200
Ending Balance		6,367,200	5,520,100	5,212,200	2,000,000	2,000,000	5,212,200
Issuance of common stock upon conversion	(6,367,200)
Sponsor earnout liability recognized on closing of Business Combination
Convertible Note [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance beginning	2,571,400
Issuance of notes		2,100,000
Change in fair value		471,400
Ending Balance		2,571,400
Issuance of common stock upon conversion	(2,571,400)
Sponsor earnout liability recognized on closing of Business Combination
Sponsor Earnout Liability [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance beginning
Issuance of notes
Change in fair value	(1,636,100)
Ending Balance	2,972,800
Issuance of common stock upon conversion
Sponsor earnout liability recognized on closing of Business Combination	$ 4,608,900